Nature of the Business (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2022	Dec. 31, 2020
Accounting Policies [Abstract]
Aggregate purchase price (in Shares)	8,075,824
Financial term	1 year
Accumulated deficit	$ 66.5	$ 69.6	$ 39.8